Taxes on Income (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Long-term tax assets	$ 2,188	$ 1,858
Long-term tax liabilities	(11,069)	(10,343)
Net deferred tax liabilities	$ (8,881)	$ (8,485)